FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents information about the fair value of the company’s derivative financial instruments measured at fair value on a recurring basis:

	December 31, 2015	December 31, 2014	Fair value hierarchy	Balance sheet classification
Liabilities
Currency contracts	$4.5	$1.9	2.1	Accounts payable and accrued liabilities
Commodity contracts	$-	$0.1	2.2	Accounts payable and accrued liabilities

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table presents information about the effects of the company’s derivative financial instruments not designated as hedging instruments on the company’s consolidated financial statements at December 31:

	December 31, 2015	December 31, 2014	Classification on statements of earnings (loss)
Currency contracts related to revenue hedges	$(13.9)	$(2.2)	Other income, net
Commodity swap contracts related to pulp hedges	–	0.1	Other income, net
Commodity swap contracts related to natural gas hedges	–	(0.1)	Other income, net
	$(13.9)	$(2.2)